REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disaggregated Revenues
Total revenues	¥ 10,156	¥ 9,437
Leased and owned hotels
Disaggregated Revenues
Total revenues	6,698	6,025
Room Revenues
Disaggregated Revenues
Total revenues	5,612	5,228
Food and Beverage Revenues
Disaggregated Revenues
Total revenues	752	475
Others
Disaggregated Revenues
Total revenues	334	322
Manachised and franchised hotels
Disaggregated Revenues
Total revenues	3,247	3,300
Initial one-time franchise fee
Disaggregated Revenues
Total revenues	79	81
On-going management and service fees
Disaggregated Revenues
Total revenues	1,002	1,105
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	940	1,048
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	806	684
Other fees
Disaggregated Revenues
Total revenues	420	382
Others
Disaggregated Revenues
Total revenues	¥ 211	¥ 112